*Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of September 17, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio.

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HIT Minnesota Projects Since Inception (1984)

CITY/PROJECT	UNITS	AFFORDABLE	CITY/PROJECT	UNITS	AFFORDABLE
Anoka			Minneapolis, continued
Engles Estates	126	25	Green on Fourth Apartments	243	66
The American Cooperative of Anoka	87	-	Heritage Landing	225	45
Apple Valley			Heritage Park III	95	55
Zvago Cooperative at Central Village	58		Labor Retreat	77	77
Blaine			Ladder 260	90	90
Blaine Town Square Senior Housing	87	70	Lake Street Dwelling	111	111
Bloomington			One Southside	-	-
Applewood Pointe of Bloomington at Southtown	101	-	Park Plaza/North Creek (Olson Court)	253	253
Old Cedar Apartments	68	68	Peregrine Apartments	163	163
Realife Cooperative of Bloomington	78	78	Plymouth Townhomes	140	28
Summerhill Coop of Bloomington	40	8	Riverside Plaza Apartments	1,303	1,173
Brooklyn Center			Seward Towers East and West	640	627
The Crest Apartments	171	171	Solhem Apartments (Uptown House)	60	-
Brooklyn Park			St. Anthony Mills Apartments	93	93
Realife of Brooklyn Park	99	19	The Jourdain	41	32
Burnsville			The LaSalle	121	24
Chancellor Manor	200	200	The Midwell (Greenway Apartments)	86	86
Parkway Coop of Burnsville	102	20	Wellstone Apartments	49	37
Realife Cooperative of Burnsville	120	120	Minnetonka
Summit Townhomes	114	22	Waterstone Place Apartments	164	33
Wyngate Townhomes	50	38	Zvago Cooperative at Glen Lake	54	-
Chaska			Mounds View
Clover Field Market Place	117	59	Realife Cooperative of Mounds View	74	14
Columbia Heights			Silver Lake Pointe	83	83
The Col (42nd & Central)	62	62	New Brighton
Coon Rapids			Meadowood Shores	106	21
Riverdale Station East	180	-	Oakdale
Riverdale Station West	71	55	Estoria Cooperative Oak Marsh	87	-
Duluth			Plymouth
Bay Point Estates Apts.	76	15	Creekside Apartments	204	40
Gramercy Park Duluth	74	14	Fernbrook Townhomes	72	14
Mount Royal Pines III	54	54	Regent at Plymouth	120	120
The District Flats at Miller Hill	72	-	Stone Creek Village	130	34
Zenith	122	13	Richfield
Zvago Cooperative at Lake Superior	51	-	Gramercy Park Cooperative	87	17
Eden Prairie			The Chamberlain	316	64
Eden Lake Townhomes	40	8	Robbinsdale
Elevate at Southwest Station	222	45	Parker Station Flats	198	-
Hills of Eden Prairie	37	7	Rochester
Realife Cooperative of Valley View	94	18	Fontaine Towers	151	151
Regency Park	86	17	Rochester Civic Center Senior Affordable	76	76
Summerhill Coop of Eden Prairie	48	9	Roseville
Summit Place ALF	95	95	Applewood Pointe of Roseville at Langton Lake	48	-
Summit Place Apartments	171	43	St. Louis Park
Edina			Beltline Station - Building 1	152	-
Yorkdale Terrace Townhomes	90	90	Beltline Station - Building 3	146	-
Falcon Heights			Ellipse on Excelsior	132	-
Amber Union	125	125	Excelsior & Grand Apartments	337	18
Falcon Heights Mixed Income	119	50	Parkwood Shores Assisted Living Facility	46	46
Falcon Heights Town Square -- Seniors	56	11	Rise on 7	120	120
Grand Rapids			St. Paul
Colony Square Cooperative	37	7	333 on the Park	134	-
Grand Itasca Clinic & Hospital	64	12	Brandt Jens Kluge	36	7
Hastings			Landmark Tower	187	-
Haven Homes	107	107	Marian Center of St. Paul	127	127
Hermantown			Morrow (University and Fairview)	243	243
The Meadows Townhomes	168	34	Phalen Senior Lofts	73	73
Inver Grove Heights			Pioneer Apartments	143	143
Babcock Trail Townhomes	100	20	Sibley Park Apartments	114	46
Gramercy Park of St. Paul	111	22	Soul	178	178
Inver Glen Senior Housing	103	-	The Penfield	254	-
Salem Green Apartments	320	64	Union Flats	217	217
Lakeville			University & Dale	98	79
Estoria Cooperative of Lakeville	89	-	West Side Flats Apartments	178	35
Mankato			Wilder Square	136	136
Colonial Manor	95	19	Winnipeg Apartments	56	56
Maple Grove			Zvago Cooperative at St. Anthony Park	49	-
Longstreet Apartments	264	52	Stillwater
Maplewood			Zvago Cooperative at Stillwater	48	-
Beaver Creek/Pondview	60	12	West St. Paul
The American Cooperative at Lake Phalen	56	-	Realife Cooperative of West St. Paul	97	19
Minneapolis			White Bear Lake
1500 Nicollet	183	183	Lakewood Place Apartments	60	12
1900 Central/VOA Senior Housing	51	11	Woodbury
Bassett Creek Apartments	139	-	Sundance at Settler's Ridge	218	-
Cecil Newman Apartments	64	64	Woodland Elders Assisted Living	64	64
City Walk - Walkway Uptown Apartments	92	-	Grand Total	15,540	7,691
Five 15 on the Park	259	132
Flo Co Fusion	84	-
Gateway Northeast	128	77

The projects listed above may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced in this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.